Income tax (Tables)	12 Months Ended
Dec. 31, 2014
Income tax [Abstract]
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of operations
	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Current income tax expenses	(48,357)	(125,365)	(200,034)
Deferred income tax benefits	19,316	35,414	45,751
Income tax expense for the year	(29,041)	(89,951)	(154,283)

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income
	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	10.4%	10.5%	13.1%
Effect of tax-exempt entities	0.2%	2.2%	1.1%
Permanent differences (i)	(13.9)%	(4.0)%	(3.5)%
Change in valuation allowance	(2.0)%	(3.0)%	(0.4)%
Effect of Super Deduction available to the Group	5.7%	3.4%	2.0%
Effective income tax rate	(24.6)%	(15.9)%	(12.7)%

(i)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances
	December 31,
	2013	2014
	RMB	RMB

Deferred tax assets, current:
Deferred revenue	32,905	37,796
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes	39,791	82,957
Valuation allowance (i)	(5,775)	(9,317)
Total current deferred tax assets, net	66,921	111,436

Deferred tax assets, non-current:
Tax loss carried forward	16,400	14,654
Deferred revenue	445	343
Impairment of investment	180	798
Others	-	705
Valuation allowance (i)	(16,400)	(15,108)
Total non-current deferred tax assets, net	625	1,392

Deferred tax liabilities, non-current:
Related to acquired intangible assets	-	26,709

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of the net operating tax loss carry forwards
Amount
RMB

2015	-
2016	2,574
2017	685
2018	25,428
2019	29,928
Total	58,615